FTVIP-1 7/09
P1, P2, P3, P4

SUPPLEMENT DATED JULY 22, 2009

TO THE PROSPECTUS
DATED MAY 1, 2009

OF

FRANKLIN FLEX CAP GROWTH SECURITIES FUND, CLASSES 2 AND 4

FRANKLIN GLOBAL REAL ESTATE SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN GROWTH AND INCOME SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN HIGH INCOME SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN INCOME SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN LARGE CAP GROWTH SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN LARGE CAP VALUE SECURITIES FUND, CLASSES 2 AND 4

FRANKLIN RISING DIVIDENDS SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN SMALL CAP VALUE SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN SMALL-MID CAP GROWTH SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN STRATEGIC INCOME SECURITIES FUND, CLASSES 1, 2 AND 4

FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND, CLASSES 1, 2 AND 4

FRANKLIN U.S. GOVERNMENT FUND, CLASSES 1, 2 AND 4

FRANKLIN ZERO COUPON FUND – MATURING IN DECEMBER 2010, CLASSES 1 AND 2

MUTUAL GLOBAL DISCOVERY SECURITIES FUND, CLASSES 1, 2 AND 4

MUTUAL SHARES SECURITIES FUND, CLASSES 1, 2 AND 4

TEMPLETON DEVELOPING MARKETS SECURITIES FUND, CLASSES 1, 2, 3 AND 4

TEMPLETON FOREIGN SECURITIES FUND, CLASSES 1, 2, 3 AND 4

TEMPLETON GLOBAL ASSET ALLOCATION FUND, CLASSES 1,2 AND 4

TEMPLETON GLOBAL BOND SECURITIES FUND, CLASSES 1, 2, 3 AND 4

TEMPLETON GROWTH SECURITIES FUND, CLASSES 1, 2 AND 4

(Each a series of Franklin Templeton Variable Insurance

Products Trust)

The Prospectus is amended as follows:

I.     For all Funds and Classes, under "Fees and Expenses – Annual Fund Operating Expenses" the following footnote is added:

Note: In periods of market volatility, assets may decline significantly, causing total annual fund operating expenses to become higher than the numbers shown in the table.

II.     For Class 2 shares of Franklin Flex Cap Growth Securities Fund, Franklin Global Real Estate Securities Fund, Franklin Income Securities Fund, Franklin Large Cap Growth Securities Fund, Franklin Large Cap Value Securities Fund, Franklin Rising Dividends Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund, Franklin U.S. Government Fund, Mutual Shares Securities Fund and Templeton Growth Securities Fund, footnote 1 or 2, as applicable, referencing the Funds' rule 12b-1 plan, is amended to read as follows:

While the maximum amount payable under the Fund's Class 2 rule 12b-1 plan is 0.35% per year of the Fund's average daily net assets, the Fund's board of trustees has set the current rate at 0.25% per year through April 30, 2010.

Please keep this supplement for future reference.